CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ (9,432,442)	$ 23,962,075	$ (29,914,748)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Change in fair value of warrants	2,548,333	(16,054,501)	17,328,667
Change in fair value of FPA	5,293,037	(7,494,372)	10,399,002
Gain on termination of FPA		(3,160,168)
Transaction costs incurred in connection with IPO	1,381,051
Changes in operating assets and liabilities:
Prepaid expenses	(256,808)	87,915	(209,790)
Accrued expenses			613,050
Accounts payable and accrued expenses	110,051	1,542,515
Net cash used in operating activities	(356,778)	(1,116,536)	(402,768)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(517,500,000)		(517,500,000)
Net cash used in investing activities	(517,500,000)		(517,500,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid	507,150,000		507,150,000
Proceeds from sale of Private Placement Warrants	12,350,000	12,350,000	12,350,000
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000		25,000
Proceeds from promissory note—related party	150,000	450,000	150,000
Repayment of promissory note—related party	(150,000)		(150,000)
Payment of offering costs	(778,589)		(778,589)
Net cash provided by financing activities	518,746,411	450,000	518,746,411
Net Change in Cash	889,633	(666,536)	843,643
Cash—Beginning		843,643
Cash—Ending	889,633	$ 177,107	843,643
Supplemental disclosure of non-cash investing and financing activities:
Initial classification of Warrant Liability			35,676,668
Initial classification of FPA Liability			255,538
Initial classification of ordinary shares subject to possible redemption	517,500,000		517,500,000
Deferred underwriting fee payable	$ 18,112,500		$ 18,112,500